Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance Sheet [Line Items]
Ordinary shares, authorized (in Shares)	8,000,000,000	8,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.4
Ordinary shares, issued (in Shares)	13,435,271	2,898,308
Ordinary shares, outstanding (in Shares)	13,435,271	2,830,230